Financial instruments, Liquidity risk (Detail) - BRL (R$) shares in Thousands, R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Loans and financing	R$ 628,297	R$ 385,514
Debentures	966,386
Accounts payable for land acquisition	10,184	19,377
Total	1,901,533	1,708,558
Not later than one year [member] | Liquidity risk [member]
Disclosure of credit risk exposure [line items]
Loans and financing	601,475	14,139
Debentures	966,386
Trade accounts payable	173,339	128,113
Labor payable	98,519	108,191
Tax liabilities	R$ 151,686	R$ 167,040
Put option on the Company's shares	41,662	37,884
Accounts payable for land acquisition	R$ 5,380	R$ 8,965
Total	2,038,447	464,332
2020 [member] | Liquidity risk [member]
Disclosure of credit risk exposure [line items]
Loans and financing	20,444	1,709
Tax liabilities	202,412	178,570
Accounts payable for land acquisition	4,804	10,412
Total	227,660	190,691
Later than two years and not later than five years [member] | Liquidity risk [member]
Disclosure of credit risk exposure [line items]
Loans and financing	4,940	100,841
Debentures		267,245
Tax liabilities	109,854	26,684
Total	114,794	394,770
Later than five years [member] | Liquidity risk [member]
Disclosure of credit risk exposure [line items]
Loans and financing	1,438	268,825
Debentures		801,734
Tax liabilities	50,011	190,581
Total	R$ 51,449	R$ 1,261,140